Asset Retirement Obligations (Details) - Schedule of Asset Retirement Obligations Balance - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Asset Retirement Obligations Balance [Line Items]
Asset retirement obligations	$ 10,827,806	$ 4,752,352	$ 4,176,493
Kingsville [Member]
Schedule of Asset Retirement Obligations Balance [Line Items]
Asset retirement obligations	2,458,564	3,151,875
Rosita [Member]
Schedule of Asset Retirement Obligations Balance [Line Items]
Asset retirement obligations	1,485,560	1,298,397
Vasquez [Member]
Schedule of Asset Retirement Obligations Balance [Line Items]
Asset retirement obligations	40,896	34,274
Alta Mesa [Member]
Schedule of Asset Retirement Obligations Balance [Line Items]
Asset retirement obligations	6,574,980
Centennial [Member]
Schedule of Asset Retirement Obligations Balance [Line Items]
Asset retirement obligations	168,806	168,806
Gas Hills [Member]
Schedule of Asset Retirement Obligations Balance [Line Items]
Asset retirement obligations	63,000	63,000
Ticaboo [Member]
Schedule of Asset Retirement Obligations Balance [Line Items]
Asset retirement obligations	$ 36,000	$ 36,000